Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Composition of Assets, Grouped by Major Classifications

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2013	2012
	$ in thousands
Cost:
Machinery and equipment	29,399	28,638
Leasehold improvements	42,994	39,925
Land and buildings	5,928	5,928
Office furniture, equipment	10,141	10,009
Computer equipment	42,380	40,080
Vehicles	486	473

	131,328	125,053
Less - accumulated depreciation and amortization	103,613	100,494

	27,715	24,559